Related Party and Party-in-Interest Transactions - Additional Information (Details) - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses paid on behalf of the plan	$ 29
BNSF
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses paid on behalf of the plan	854
Class B Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust recorded purchases amount	40,000
Master trust recorded sales amount	$ 96,000